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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22043

Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Dynamic Credit Opportunities Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us VK-CE-DCO-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–107.56%(b)(c)

Aerospace & Defense–2.24%

CAMP International Holding Co.
First Lien Term Loan	8.25%	11/30/2019		$165	$161,819
Second Lien Term Loan	4.75%	05/31/2019		1,437	1,414,162
Consolidated Aerospace Manufacturing, LLC, First Lien Term Loan	4.75%	08/11/2022		1,367	1,322,921
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/2021		555	552,229
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/14-08/18/14; Cost $1,561,540)(d)	0.00%	07/18/2019		1,695	1,694,264
Second Lien Term Loan	8.00%	07/18/2018		1,444	1,415,515
Landmark U.S. Holdings LLC
Canadian Term Loan	4.75%	10/25/2019		147	146,892
First Lien Term Loan	4.75%	10/25/2019		3,704	3,701,193
Second Lien Term Loan	8.25%	10/25/2020		428	427,543
PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018		2,345	2,310,163
Transdigm Inc., Term Loan E	3.50%	05/16/2022		7,632	7,411,311
					20,558,012

Air Transport–0.48%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017		1,032	1,014,209
Gol LuxCo S.A. (Luxembourg), First Lien Term Loan	6.50%	08/31/2020		3,488	3,418,088
					4,432,297

Automotive–5.18%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/2020		1,151	1,148,116
American Tire Distributors, Inc., Term Loan	5.25%	09/01/2021		3,357	3,365,797
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017		808	622,285
BBB Industries, LLC
First Lien Term Loan	6.00%	11/03/2021		875	872,448
Second Lien Term Loan	9.75%	11/03/2022		610	585,223
Dealer Tire, LLC, Term Loan B	5.50%	12/22/2021		514	515,701
Dexter Axle Co., Term Loan	4.50%	02/28/2020		1,942	1,928,649
FCA US LLC, Term Loan	3.50%	05/24/2017		1,201	1,200,349
Federal-Mogul Corp., Term Loan C	4.75%	04/15/2021		15,032	13,510,029
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019		83	83,625
Midas Intermediate Holdco II, LLC
Delayed Draw Term Loan(d)	0.00%	08/18/2021		106	105,413
Term Loan	4.50%	08/18/2021		1,895	1,881,504
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan	8.25%	12/17/2022	GBP	8,600	13,027,964
Schaeffler AG (Germany), Term Loan B (e)	—	05/15/2020		80	80,721
TI Group Automotive Systems, LLC, Term Loan	4.50%	06/25/2022		2,693	2,662,443
Transtar Holding Co.
First Lien Term Loan	5.75%	10/09/2018		3,459	3,008,976
Second Lien Term Loan	10.00%	01/01/1900		1,010	908,948
Wand Intermediate I L.P.
First Lien Term Loan	4.75%	09/17/2021		1,136	1,126,999
Second Lien Term Loan	8.25%	09/17/2022		818	793,846
					47,429,036

Beverage and Tobacco–1.68%

Adria Group Holding B.V. (Netherlands), Term Loan	9.50%	06/04/2018	EUR	13,750	14,572,957
Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021		827	785,290
					15,358,247

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Building & Development–0.98%

Beacon Roofing Supply, Inc., Term Loan B	4.00%	10/01/2022		$1,135	$1,131,620
Braas Monier Building Group S.A. (Germany), Term Loan B	3.86%	10/15/2020	EUR	476	504,596
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		2,701	2,728,453
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/2021		982	915,505
HD Supply, Inc., Term Loan B	3.75%	08/13/2021		249	246,823
Lake at Las Vegas Joint Venture, LLC
Exit Revolver Loan (Acquired 07/16/12; Cost $57,342)(d)	0.00%	02/28/2017		57	43,293
PIK Exit Revolver Loan (Acquired 07/15/10-09/30/15; Cost $699,253)(f)	4.62%	02/28/2017		699	527,936
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		998	943,428
Mueller Water Products, Inc., Term Loan B	4.00%	11/25/2021		62	62,124
Norrmalm 3 AB (Sweden), Term Loan B-1	4.00%	05/31/2021	EUR	333	352,367
Nortek, Inc., Term Loan 1	3.50%	10/30/2020		156	153,362
Re/Max International, Inc., Term Loan	4.25%	07/31/2020		1,308	1,301,139
Tamarack Resort LLC
PIK Term Loan A (Acquired 03/07/14-09/30/15; Cost $100,502)(f)	8.00%	03/07/2016		100	100,478
PIK Term Loan B (Acquired 03/07/14-09/30/15; Cost $110,281)(f)	6.50%	02/28/2019		278	0
					9,011,124

Business Equipment & Services–9.67%

Accelya International S.A. (Luxembourg)
Term Loan A-1 (Acquired 03/06/14; Cost $1,180,537)	5.08%	03/06/2020		1,185	1,183,229
Term Loan A-2 (Acquired 03/06/14; Cost $407,421)	5.08%	03/06/2020		409	408,363
Asurion LLC
Second Lien Term Loan	8.50%	08/04/2022		18,227	16,194,966
Term Loan B-1	5.00%	05/24/2019		114	108,052
Term Loan B-2	4.25%	07/08/2020		14,321	13,268,434
Term Loan B-4	5.00%	08/04/2022		207	191,690
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/2021		357	346,476
Brickman Group Ltd. LLC
First Lien Term Loan	4.00%	12/18/2020		798	779,660
Second Lien Term Loan	7.50%	12/17/2021		708	673,287
Caraustar Industries, Inc., Term Loan	8.00%	05/01/2019		1,895	1,895,944
Checkout Holding Corp.
Second Lien Term Loan	7.75%	04/11/2022		2,492	1,536,805
Term Loan B	4.50%	04/09/2021		4,055	3,447,160
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		2,206	2,195,712
Crossmark Holdings, Inc.
First Lien Term Loan	4.50%	12/20/2019		1,954	1,680,096
Second Lien Term Loan	8.75%	12/21/2020		677	528,440
Diamond US Holding LLC, Term Loan B	4.75%	12/17/2021		1,627	1,619,064
Dream Secured Bondco AB (Sweden), Term Loan B-1 (e)	—	10/21/2022	EUR	4,908	5,201,891
Emdeon Inc., Term Loan B-2	3.75%	11/02/2018		2,303	2,284,651
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		2,084	2,078,202
First Data Corp.
Term Loan	3.71%	03/23/2018		2,024	2,008,172
Term Loan	3.96%	07/10/2022		972	961,521
Term Loan B	3.71%	09/24/2018		11,255	11,154,053
Genesys Telecom Holdings, U.S., Inc., Term Loan	4.50%	11/13/2020		463	461,097
Global Healthcare Exchange, LLC, Term Loan B	5.50%	08/13/2022		922	921,177
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		186	181,637
Karman Buyer Corp., Second Lien Term Loan	7.50%	07/25/2022		1,462	1,345,140
Kronos Inc., Second Lien Term Loan	9.75%	04/30/2020		1,237	1,253,522
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/2021		680	678,550
LS Deco LLC, Term Loan B	5.50%	05/21/2022		1,084	1,083,808
Prime Security Services Borrower, LLC, Second Lien Term Loan	9.75%	07/01/2022		783	771,651
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/2017		91	89,957

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)

Stiphout Finance LLC
First Lien Term Loan	4.75%	10/26/2022		$1,192	$1,186,124
Second Lien Term Loan (Acquired 07/21/15; Cost $608,345)	9.00%	10/26/2023		611	609,847
Second Lien Term Loan (e)	—	10/26/2023	EUR	2,580	2,731,009
TNS Inc.
First Lien Term Loan	5.00%	02/14/2020		1,872	1,853,774
Second Lien Term Loan	9.00%	08/14/2020		190	185,479
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		4,703	4,592,815
Wash MultiFamily Acquisition Inc.
First Lien Term Loan	4.25%	05/13/2022		627	615,085
First Lien Term Loan	4.25%	05/13/2022		110	107,719
Second Lien Term Loan (Acquired 05/05/15; Cost $132,535)	8.00%	05/12/2023		133	129,493
Second Lien Term Loan (Acquired 05/05/15; Cost $23,217)	8.00%	05/14/2023		23	22,680
					88,566,432

Cable & Satellite Television–4.97%

Altice Financing SA (Luxembourg)
Term Loan	5.25%	02/04/2022	EUR	4,239	4,437,141
Term Loan	5.25%	02/04/2022		1,636	1,630,092
Cequel Communications, LLC, Revolver Loan (d)	0.00%	02/14/2017		5,675	5,163,845
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		9,318	9,314,140
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		9,252	9,244,981
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		4,453	4,452,590
MCC Iowa, Term Loan J	3.75%	06/30/2021		166	164,496
Mediacom Illinois LLC, Term Loan E	3.16%	10/23/2017		467	463,598
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023		5,094	5,024,967
YPSO Holding S.A. (France)
Term Loan B-5	4.56%	07/29/2022		1,330	1,299,937
Term Loan B-6(e)	—	01/14/2023		4,456	4,369,624
					45,565,411

Chemicals & Plastics–4.79%

Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/2018		2,198	2,060,178
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		469	434,988
Chemstralia Finco LLC, Term Loan B	7.25%	02/28/2022		2,685	2,644,858
Chromaflo Technologies Corp.
First Lien Term Loan B (Acquired 11/20/13; Cost $1,142,225)	4.50%	12/02/2019		1,144	1,104,098
Second Lien Term Loan	8.25%	06/02/2020		520	483,943
Colouroz Investment LLC (Germany)
Second Lien Term Loan	8.25%	09/05/2022	EUR	4,005	4,172,476
Second Lien Term Loan B-2	8.25%	09/05/2022		11,565	11,160,225
Eco Services Operations LLC, Term Loan	4.75%	12/01/2021		792	785,664
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $757,306)	4.00%	07/30/2021		760	757,563
Gemini HDPE LLC, Term Loan B	4.75%	08/06/2021		780	777,514
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		291	285,858
MacDermid, Inc.
First Lien Term Loan	4.75%	06/07/2020		18	17,579
Term Loan B-2	4.75%	06/07/2020		829	805,513
Term Loan B-3(e)	—	06/07/2020		205	199,541
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,918	3,756,038
Oxea Finance LLC
First Lien Term Loan B-1(e)	—	01/15/2020	EUR	2,000	2,045,375
First Lien Term Loan B-2	4.25%	01/15/2020		878	843,322
Second Lien Term Loan	9.50%	07/15/2020		3,952	3,609,209
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/2022		416	397,680
Prolampac Intermediate Inc.
First Lien Term Loan	5.00%	08/18/2022		1,262	1,257,018
Second Lien Term Loan	9.25%	08/18/2023		769	749,297
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		392	391,241

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Chemicals & Plastics–(continued)

Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/2019		$4,245	$4,249,912
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		939	917,979
					43,907,069

Clothing & Textiles–1.48%

ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan(d)	0.00%	05/27/2021		199	197,409
First Lien Term Loan	5.50%	05/27/2021		2,462	2,442,231
Second Lien Delayed Draw Term Loan(d)	0.00%	05/27/2022		59	59,219
Second Lien Term Loan	9.50%	05/27/2022		1,287	1,282,341
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		7,706	6,896,850
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		2,702	2,702,899
					13,580,949

Conglomerates–0.54%

Epiq Systems, Inc., Term Loan	4.50%	08/27/2020		3,148	3,116,469
Penn Engineering & Manufacturing Corp., Term Loan B	4.00%	08/29/2021		896	891,421
Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022		970	970,390
					4,978,280

Containers & Glass Products–3.67%

Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/2021	EUR	2,750	2,629,488
Berlin Packaging, LLC
Second Lien Term Loan	7.75%	09/30/2022		449	440,011
Term Loan	4.50%	10/01/2021		1,644	1,630,289
Berry Plastics Group, Inc., Term Loan F	4.00%	10/01/2022		1,140	1,134,802
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/2022		292	292,288
Duran Group, (Germany)
Term Loan B (Acquired 07/15/15; Cost $6,023,872)	8.25%	11/28/2019	EUR	5,500	5,825,551
Term Loan C (Acquired 07/15/15; Cost $1,578,135)	8.25%	11/28/2019		1,578	1,582,080
Hoffmaster Group, Inc.
First Lien Term Loan	5.25%	05/09/2020		2,161	2,145,270
Second Lien Term Loan	10.00%	05/09/2021		441	433,996
Horizon Holdings III (France), Term Loan	5.00%	08/07/2022	EUR	4,000	4,237,969
Klockner Pentaplast of America, Inc.
Revolver Loan(d)	0.00%	01/28/2020	EUR	5,000	5,265,210
Term Loan	5.00%	04/28/2020		760	760,399
Term Loan	5.00%	04/28/2020		325	324,957
LA Holding B.V. (Netherlands)
Term Loan A (Acquired 09/15/14; Cost $122,397)	5.88%	04/30/2016	EUR	95	99,437
Term Loan B-1A (Acquired 09/15/14; Cost $2,831,772)	6.50%	06/18/2016	EUR	2,188	2,300,571
Term Loan B-1B (Acquired 09/15/14; Cost $3,047,263)	6.50%	06/18/2016	EUR	2,355	2,475,639
Term Loan B-1C (Acquired 09/15/14; Cost $993,056)	6.50%	06/18/2016	EUR	768	806,883
Ranpak Corp.
Second Lien Term Loan	8.25%	10/03/2022		245	243,289
Term Loan B-1	4.25%	10/01/2021		351	348,596
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		683	673,837
					33,650,562

Cosmetics & Toiletries–0.93%

Coty Inc., Term Loan B	3.75%	10/27/2022		1,459	1,456,121
Galleria Co., Delayed Draw Term Loan (e)	—	01/01/2022		3,238	3,243,059
Vogue International LLC, Term Loan B	5.75%	02/14/2020		3,815	3,814,641
					8,513,821

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Drugs–1.66%

BPA Laboratories
First Lien Term Loan	2.82%	07/03/2017		$1,605	$1,311,745
Second Lien Term Loan	2.82%	07/03/2017		1,395	1,133,586
Endo Pharmaceuticals Holding Inc., Term Loan B	3.75%	09/25/2022		1,156	1,140,959
eResearchTechnology, Inc., Term Loan	5.50%	05/08/2022		313	308,771
Millennium Laboratories, LLC, Term Loan B (g)	5.25%	04/16/2021		14,802	6,127,975
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	4.00%	04/01/2022		5,473	5,182,729
					15,205,765

Ecological Services & Equipment–0.04%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/2019		409	400,217

Electronics & Electrical–12.26%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		6,227	5,868,722
AF Borrower LLC, First Lien Term Loan	6.25%	01/28/2022		1,850	1,838,766
Avago Technologies Cayman Ltd. (Luxembourg)
Term Loan B(e)	—	01/01/2022		29,704	29,434,430
Term Loan B(e)	—	01/01/2022	EUR	7,000	7,362,862
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020		1,484	1,481,034
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		570	571,946
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018		1,529	1,487,359
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/2022		203	197,375
BMC Software Finance, Inc., Term Loan	5.00%	09/10/2020		633	551,641
Carros US LLC, Term Loan	4.50%	09/30/2021		437	436,623
CommScope, Inc., Term Loan	3.75%	12/29/2022		2,710	2,683,935
Compuware Corp.
Term Loan B-1	6.25%	12/15/2019		716	674,993
Term Loan B-2	6.25%	12/15/2021		1,881	1,775,363
Deltek, Inc., First Lien Term Loan	5.00%	06/25/2022		2,171	2,158,755
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	4,650	4,866,283
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/2020		1,553	1,549,425
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023		383	365,577
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,752	1,638,443
Linxens France SA
First Lien Term Loan	5.00%	10/16/2022		894	883,567
Second Lien Term Loan	9.50%	10/16/2023		766	757,121
Lyngen Midco AS (Norway), Term Loan A (Acquired 06/03/15; Cost $4,186,828)	5.62%	03/12/2021	NOK	34,366	3,835,814
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		5,170	5,157,728
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,290	1,280,203
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		2,170	2,159,304
MSC Software Corp.
First Lien Term Loan	5.00%	05/29/2020		297	292,525
Second Lien Term Loan (Acquired 05/28/14; Cost $446,852)	8.50%	06/01/2021		450	434,635
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020		1,484	1,469,096
NXP B.V., Term Loan B (e)	—	12/07/2020		4,556	4,536,745
Oberthur Technologies of America Corp., Term Loan B-1	4.75%	10/18/2019	EUR	1,459	1,548,469
Omnitracs, Inc., Term Loan	4.75%	11/25/2020		1,227	1,214,992
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		416	393,516
Riverbed Technology, Inc., Term Loan B	6.00%	04/25/2022		1,480	1,479,247
RP Crown Parent, LLC
First Lien Term Loan	6.00%	12/21/2018		8,301	7,546,144
Second Lien Term Loan	11.25%	12/21/2019		707	587,041
SkillSoft Corp., Term Loan	5.75%	04/28/2021		4,048	3,441,198
Sophia, L.P., Term Loan	4.75%	09/30/2022		4,690	4,656,256
SS&C Technologies Inc.
Term Loan B-1	3.75%	07/08/2022		2,764	2,758,404
Term Loan B-2	3.75%	07/08/2022		415	414,558
Sybil Software LLC, Term Loan B	4.25%	03/20/2020		254	253,814

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Electronics & Electrical–(continued)

TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021		$2,398	$2,212,333
					112,256,242

Equipment Leasing–0.29%

IBC Capital US LLC, First Lien Term Loan	4.75%	09/09/2021		2,897	2,653,198

Financial Intermediaries–1.63%

iPayment Inc., Term Loan	6.75%	05/08/2017		1,612	1,577,474
LPL Holdings, Inc., Term Loan B (e)	—	11/20/2022		2,815	2,808,185
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		4,281	3,955,914
RJO Holdings Corp., Term Loan	6.98%	12/10/2016		3,337	3,086,789
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		1,981	1,968,391
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/2020	GBP	1,031	1,556,029
					14,952,782

Food & Drug Retailers–2.32%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/2021		9,129	9,127,839
Pret A Manger (United Kingdom), Term Loan B	5.51%	06/19/2020	GBP	8,000	12,089,035
					21,216,874

Food Products–3.65%

AdvancePierre Foods, Inc.
First Lien Term Loan	5.75%	07/10/2017		6,693	6,697,281
Second Lien Term Loan	9.50%	10/10/2017		1,775	1,763,032
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		2,830	2,829,902
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		4,711	4,695,140
CSM Bakery Supplies LLC
First Lien Term Loan	5.00%	07/03/2020		976	963,463
Second Lien Term Loan	8.75%	07/03/2021		1,411	1,347,826
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		1,339	1,335,022
Frontier Midco Ltd. (United Kingdom), Term Loan B	5.58%	11/27/2020	GBP	1,250	1,624,704
Hearthside Group Holdings, LLC
Revolver Loan (d)	0.00%	06/02/2019		1,123	1,099,213
Revolver Loan	1.26%	06/02/2019		355	347,120
Hostess Brands, LLC, Second Lien Term Loan	8.50%	08/03/2023		737	735,239
JBS USA, LLC, Term Loan B	4.00%	10/30/2022		6,246	6,230,394
Post Holdings, Inc.
Revolver Loan(d)	0.00%	01/29/2019		2,283	2,277,405
Term Loan A	3.75%	06/02/2021		53	53,530
Shearer’s Foods, LLC
First Lien Term Loan	4.94%	06/30/2021		437	431,278
Second Lien Term Loan	7.75%	06/30/2022		241	232,416
Term Loan(e)	—	06/30/2021		788	782,401
					33,445,366

Food Service–1.77%

Portillo’s Holdings, LLC
First Lien Term Loan	4.75%	08/01/2021		1,208	1,171,424
Second Lien Term Loan	8.00%	08/02/2022		471	452,379
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,131	1,130,126
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,563,026)	8.75%	02/28/2019		1,605	1,428,271
Steak ‘n Shake Operations, Inc., Term Loan (Acquired 03/17/14-05/30/14; Cost $1,346,738)	4.75%	03/19/2021		1,355	1,346,975
TMK Hawk Parent, Corp.
First Lien Term Loan	5.25%	10/01/2021		1,396	1,393,339
Second Lien Term Loan	8.50%	10/01/2022		646	649,571
US Foods, Inc., Term Loan	4.50%	03/31/2019		4,301	4,275,081
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/2020		5,538	4,336,887
					16,184,053

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Forest Products–0.36%

Builders FirstSource, Inc., Term Loan B	6.00%	07/29/2022		$1,363	$1,348,679
NewPage Corp., Term Loan B	9.50%	02/11/2021		2,551	945,795
Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		1,026	1,024,723
					3,319,197

Health Care–4.70%

Acadia Healthcare Co., Inc., Term Loan B	4.25%	02/11/2022		703	706,178
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.25%	01/17/2022		1,775	1,766,104
CareCore National, LLC, Term Loan B	5.50%	03/05/2021		1,437	1,279,332
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/2019		99	92,137
Cidron Ollopa Holdings B.V. (Netherlands), Term Loan B-2	5.00%	07/29/2022	EUR	576	599,477
Community Health Systems, Inc., Term Loan F	3.66%	12/31/2018		3,208	3,158,096
Creganna Finance LLC
First Lien Term Loan	4.75%	12/01/2021		682	682,103
Second Lien Term Loan	9.00%	06/01/2022		682	677,836
DJO Finance LLC, Term Loan	4.25%	06/07/2020		510	499,832
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		3,879	3,849,964
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,743	1,743,640
Indigo Cleanco Ltd. (United Kingdom), Term Loan B	5.26%	07/08/2021	GBP	6,685	10,008,861
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		134	128,117
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		1,069	1,045,059
Ortho-Clinical Diagnostics, Inc., Term Loan B	4.75%	06/30/2021		1,545	1,459,351
Surgery Center Holdings, Inc.
First Lien Term Loan	5.25%	11/03/2020		1,072	1,066,014
Second Lien Term Loan	8.50%	11/03/2021		1,062	1,051,039
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022		1,357	1,352,593
Tunstall Group Finance Ltd. (United Kingdom)
Acquisition Facility Loan(d)	0.00%	10/18/2019	GBP	4,000	5,437,017
Term Loan B-2	4.55%	10/16/2020	EUR	2,500	2,458,684
Vedici Groupe (France), Term Loan B	4.50%	07/21/2022	EUR	1,750	1,853,205
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,414	2,118,406
					43,033,045

Home Furnishings–1.02%

Hilding Anders International AB (Sweden)
Jr. Term Loan (Acquired 06/17/14-11/23/15; Cost $698,951)	12.00%	06/30/2020	EUR	2,214	175,414
Second Lien Term Loan	5.50%	06/30/2018	EUR	7,250	7,165,916
Mattress Holdings Corp., Term Loan	5.00%	10/20/2021		719	717,427
PGT, Inc., Term Loan	5.25%	09/22/2021		775	776,609
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/2019		510	507,967
					9,343,333

Industrial Equipment–1.43%

Accudyne Industries LLC, Term Loan	4.00%	12/13/2019		864	763,430
Crosby US Acquisition Corp.
First Lien Term Loan	4.00%	11/23/2020		576	466,713
Second Lien Term Loan	7.00%	11/22/2021		862	694,203
Delachaux S.A. (France), Term Loan B-3	5.50%	10/28/2021	GBP	3,500	5,256,534
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021		243	242,192
Dynacast International LLC
First Lien Term Loan B-1	4.50%	01/28/2022		184	181,709
Second Lien Term Loan (Acquired 01/29/15; Cost $537,568)	9.50%	01/30/2023		547	530,987
Filtration Group Corp., Second Lien Term Loan	8.25%	11/22/2021		273	270,786
Gardner Denver, Inc., Term Loan	4.25%	07/30/2020		558	513,002
Milacron LLC, Term Loan	4.50%	09/28/2020		876	869,180
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,291	1,743,973
Tank Holding Corp., Term Loan	5.25%	03/16/2022		547	543,310
Terex Corp., Term Loan (e)	—	08/13/2021		144	142,551

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Industrial Equipment–(continued)

Virtuoso US LLC, Term Loan	4.25%	02/11/2021		$923	$920,005
					13,138,575

Insurance–0.50%

Cooper Gay Swett & Crawford Ltd.
First Lien Term Loan	5.00%	04/16/2020		1,726	1,664,030
Second Lien Term Loan	8.25%	10/16/2020		1,177	1,106,445
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		1,860	1,786,000
					4,556,475

Leisure Goods, Activities & Movies–4.28%

Alpha Topco Ltd. (United Kingdom)
Second Lien Term Loan	7.75%	07/29/2022		4,778	4,505,425
Term Loan B-3	4.75%	07/30/2021		7,746	7,573,659
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.50%	01/30/2020		287	287,518
Cinemark USA, Inc., Term Loan	3.31%	05/06/2022		145	145,916
Creative Artists Agency, LLC, Term Loan B	5.50%	12/17/2021		1,088	1,088,503
Equinox Holdings, Inc., Revolver Loan (d)	0.00%	02/01/2018		1,047	942,553
Fitness First Finance Ltd. (United Kingdom), Term Loan A-1 (Acquired 04/22/15; Cost $9,895,263)	5.25%	04/22/2017	GBP	6,750	9,962,844
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		2,909	2,769,890
Infront Finance Luxembourg S.a r.l. (Switzerland)
Term Loan B	5.00%	06/28/2019	EUR	3,750	3,889,417
Term Loan D	8.00%	06/28/2020	EUR	3,750	3,813,484
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		853	852,880
Regal Cinemas Corp., Term Loan	3.75%	04/01/2022		1,535	1,535,880
Seaworld Parks & Entertainment, Inc.
Term Loan B-2	3.00%	05/14/2020		1,788	1,682,209
Term Loan B-3	4.00%	05/14/2020		157	153,911
					39,204,089

Lodging & Casinos–2.89%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		1,307	1,296,490
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,778	3,400,206
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,092	3,010,780
ESH Hospitality, Inc., Term Loan	5.00%	06/24/2019		2,042	2,057,768
Harrah’s Operating Co., Inc.
Term Loan B-4(g)	1.50%	10/31/2016		296	274,176
Term Loan B-6(g)	1.50%	03/01/2017		4,218	3,821,125
Hilton Worldwide Finance, LLC, Term Loan B-2	3.50%	10/26/2020		964	960,472
Scientific Games International, Inc., Term Loan	6.00%	10/18/2020		10,134	9,431,052
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,203	2,209,075
					26,461,144

Nonferrous Metals & Minerals–0.79%

Arch Coal, Inc., Term Loan	6.25%	05/16/2018		5,657	2,810,980
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		497	496,152
Levantina Group (Spain), Term Loan	10.00%	06/30/2020	EUR	5,906	1,092,042
Novelis Inc., Term Loan	4.00%	06/02/2022		2,895	2,819,926
					7,219,100

Oil & Gas–5.67%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		26	6,884
Ascent Resources - Marcellus, LLC
First Lien Term Loan	5.25%	08/04/2020		2,883	1,029,168
Second Lien Term Loan	8.50%	08/04/2021		559	27,018
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/2020		2,888	2,657,305
CITGO Holding Inc., Term Loan B	9.50%	05/12/2018		5,162	5,182,254

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Oil & Gas–(continued)

CJ Holding Co.
Term Loan B-1	6.50%	03/24/2020	$201	$135,277
Term Loan B-2	7.25%	03/24/2022	1,658	1,111,203
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/2019	1,602	1,253,272
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021	7,932	4,081,210
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021	3,877	2,244,356
EMG Utica, LLC, Term Loan	4.75%	03/27/2020	1,168	1,105,372
Fieldwood Energy LLC
Second Lien Term Loan	8.38%	09/30/2020	9,854	3,021,862
Term Loan	3.88%	09/28/2018	703	581,160
Floatel International Ltd., Term Loan	6.00%	06/27/2020	3,815	1,811,922
HGIM Corp., Term Loan B	5.50%	06/18/2020	5,205	3,460,730
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021	2,446	1,822,279
McDermott International, Inc., Term Loan	5.25%	04/16/2019	934	913,847
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017	2,560	2,261,650
Osum Productions Corp. (Canada), Term Loan	6.50%	07/31/2020	2,006	1,454,572
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018	344	193,064
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/2021	1,410	419,556
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021	1,940	1,471,185
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021	1,916	1,757,665
Samson Investment Co., Second Lien Term Loan (g)(h)	0.00%	09/25/2018	6,590	472,296
Seadrill Operating LP, Term Loan	4.00%	02/21/2021	11,542	5,889,958
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/2021	3,361	2,655,348
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021	1,054	898,164
Targa Resources Corp., Term Loan B	5.75%	02/25/2022	612	612,162
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022	3,373	3,395,569
				51,926,308

Publishing–2.02%

Getty Images, Inc.
Revolver Loan(d)	0.00%	10/18/2017	4,196	3,251,728
Term Loan	4.75%	10/18/2019	4,662	3,187,201
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/2018	1,598	1,534,228
Merrill Communications LLC, Term Loan	6.25%	06/01/2022	3,831	3,582,355
Multi Packaging Solutions, Inc., Term Loan	4.25%	09/30/2020	874	865,164
Newsday, LLC, Term Loan	3.73%	10/12/2016	3,100	3,100,434
ProQuest LLC, Term Loan	5.25%	10/24/2021	2,605	2,573,934
Southern Graphics Inc., Term Loan B	4.25%	10/17/2019	437	433,379
				18,528,423

Radio & Television–2.64%

Block Communications, Inc., Term Loan B	5.50%	11/07/2021	700	700,513
Gray Television, Inc., Term Loan	3.75%	06/13/2021	342	339,881
iHeartCommunications, Inc.
Term Loan D	6.98%	01/30/2019	12,359	8,997,691
Term Loan E	7.73%	07/31/2019	18,254	13,306,954
Sinclair Television Group Inc., Term Loan B-1	3.50%	07/30/2021	794	789,961
				24,135,000

Retailers (except Food & Drug)–8.36%

David’s Bridal, Inc.
Revolver Loan (Acquired 07/02/13-11/19/15; Cost $1,806,250)(d)	0.00%	10/11/2017	1,806	1,643,688
Revolver Loan (Acquired 02/02/13-11/24/15; Cost $42,143)	0.33%	10/11/2017	42	38,350
Term Loan	5.25%	10/11/2019	1,083	902,324
Fullbeauty Brands Holdings Corp., First Lien Term Loan	5.75%	10/14/2022	2,643	2,506,038
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021	4,326	2,747,338
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/2019	2,037	2,031,544
Jill Holdings LLC, Term Loan	6.00%	05/08/2022	427	420,195

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–(continued)

Kirk Beauty One GmbH (Germany)
Term Loan B-1	6.00%	08/13/2022	EUR	1,055	$1,120,763
Term Loan B-2	6.00%	08/13/2022	EUR	643	682,931
Term Loan B-3	6.00%	08/13/2022	EUR	1,103	1,170,880
Term Loan B-4	6.00%	08/13/2022	EUR	732	777,360
Term Loan B-5	6.00%	08/13/2022	EUR	163	172,747
Term Loan B-6	6.00%	08/13/2022	EUR	840	891,737
Term Loan B-7	6.00%	08/13/2022	EUR	465	493,643
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		$3,153	2,830,161
Magnolia (BC) Luxco S.C.A. (Luxembourg), PIK Term Loan (Acquired 10/28/15; Cost $3,566,254) (f)	10.00%	08/09/2062	EUR	3,933	4,175,656
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/2021		105	98,809
Michaels Stores, Inc., Term Loan B	3.75%	01/28/2020		212	210,211
National Vision, Inc.
First Lien Term Loan	4.00%	03/13/2021		1,032	1,008,851
Second Lien Term Loan	6.75%	03/13/2022		83	80,567
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,521	1,962,116
Payless, Inc.
Second Lien Term Loan	8.50%	03/11/2022		1,222	741,352
Term Loan	5.00%	03/11/2021		4,153	2,886,481
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/2018		390	390,471
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		869	817,018
Pilot Travel Centers LLC, Term Loan B	3.75%	10/01/2021		1,787	1,794,646
Savers Inc., Term Loan	5.00%	07/09/2019		2,657	2,192,029
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,769	13,022,801
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		4,194	4,089,213
Thom Europe S.A.S (France), Revolver Loan (Acquired 05/21/15-09/14/15; Cost $7,230,854) (d)	0.00%	01/18/2019	EUR	7,000	7,395,848
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,478	6,879,756
Toys ‘R’ US-Delaware, Inc.
Term Loan A-1	8.25%	10/24/2019		1,038	1,034,524
Term Loan A-1	8.25%	10/24/2019		1,288	1,282,810
Term Loan B-2	5.25%	05/25/2018		150	124,279
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	5,029	5,461,121
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		2,560	2,451,057
					76,529,315

Steel–0.28%

Fortescue Metals Group Ltd., Term Loan B	4.25%	06/30/2019		3,109	2,551,243

Surface Transport–0.60%

Hertz Corp. (The), LOC	3.75%	03/09/2018		849	832,673
Kenan Advantage Group, Inc.
Delayed Draw Term Loan(d)	0.00%	01/31/2017		53	53,084
Term Loan	4.00%	07/31/2022		382	380,107
Term Loan B	4.00%	07/31/2022		122	121,241
PODS Holding, LLC
First Lien Term Loan	4.50%	02/02/2022		567	564,643
Second Lien Term Loan (Acquired 01/28/15; Cost $815,123)	9.25%	02/02/2023		823	810,171
U.S. Shipping Corp., Term Loan B	5.25%	06/26/2021		2,213	2,213,476
Vouvray US Finance LLC, First Lien Term Loan	4.75%	06/27/2021		508	505,135
					5,480,530

Telecommunications–5.55%

Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022		5,408	5,018,031
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		4,634	4,636,543
Frontier Communications Corp., Delayed Draw Term Loan A (d)	0.00%	03/31/2021		3,513	3,315,320
GTT Communications, Inc., Term Loan	6.25%	10/22/2022		1,709	1,706,576
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/2019		340	339,535

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Telecommunications–(continued)

Level 3 Communications, Inc., Term Loan B-II	3.50%	05/31/2022		$14,088	$13,973,285
LTS Buyer LLC
First Lien Term Loan B	4.00%	04/13/2020		44	43,154
Second Lien Term Loan	8.00%	04/12/2021		74	72,712
Nextgen Finance, LLC, Term Loan B (Acquired 05/29/14; Cost $3,000,841)	5.00%	05/31/2021		3,037	2,611,586
NTELOS Inc., Term Loan B	5.75%	11/09/2019		5,841	5,818,800
Syniverse Holdings, Inc.
Term Loan	4.00%	04/23/2019		4,159	3,285,559
Term Loan	4.00%	04/23/2019		2,773	2,185,733
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022		3,943	3,951,336
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020		3,506	3,378,586
XO Communications, LLC, Term Loan	4.25%	03/20/2021		522	514,060
					50,850,816

Utilities–6.24%

Aria Energy Operating LLC, Term Loan	5.00%	05/27/2022		1,037	1,003,447
Calpine Corp.
Term Loan B-5	3.50%	05/27/2022		3,523	3,442,351
Term Loan B-6(e)	—	01/15/2023		8,691	8,620,312
Dynegy Inc., Term Loan B-2	4.00%	04/23/2020		226	222,489
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/2016		1,548	1,544,179
Granite Acquisition, Inc.
First Lien Term Loan B	5.00%	12/17/2021		3,397	3,187,074
Second Lien Term Loan B	8.25%	12/17/2022		1,044	903,020
Term Loan C	5.00%	12/17/2021		149	140,085
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		1,107	1,104,498
Texas Competitive Electric Holdings Co. LLC, DIP Revolver Loan (d)(g)	0.00%	11/07/2016		17,778	17,609,778
TPF II Power, LLC, Term Loan	5.50%	10/02/2021		6,743	6,653,306
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		260	252,466
Viridian Group Holdings Ltd. (Ireland), PIK Term Loan A (f)	13.50%	03/13/2020	GBP	8,422	12,459,360
					57,142,365
Total Variable Rate Senior Loan Interests					985,284,695

Bonds and Notes–28.46%

Aerospace & Defense–0.31%

LMI Aerospace, Inc. (i)	7.38%	07/15/2019		2,894	2,850,590

Air Transport–0.44%

Mesa Airlines, Inc. (i)	0.00%	01/15/2024		4,040	4,040,000

Building & Development–0.55%

CMC Di Ravenna (Italy) (i)	7.50%	08/01/2021	EUR	4,900	4,650,376
Paroc Group Oy (Finland) (i)(j)	5.17%	05/15/2020	EUR	391	393,059
					5,043,435

Business Equipment & Services–1.77%

ADT Corp. (The)	6.25%	10/15/2021		1,361	1,434,154
Dream Secured Bondco AB (Sweden) (Acquired 10/21/15; Cost $4,058,790) (i)	8.25%	10/21/2023	SEK	34,923	3,875,877
Dream Secured Bondco AB (Sweden) (Acquired 10/20/15-10/21/15; Cost $8,283,118) (i)	8.25%	10/21/2023	EUR	7,530	7,717,145
First Data Corp. (i)	6.75%	11/01/2020		1,225	1,290,844
First Data Corp. (i)	7.00%	12/01/2023		230	232,587
Iron Mountain, Inc. (i)	6.13%	09/15/2022	GBP	1,100	1,701,440
					16,252,047

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Cable & Satellite Television–4.05%

Altice Financing SA (Luxembourg) (i)	5.25%	02/04/2022		$536	$533,320
Altice Financing SA (Luxembourg) (i)	5.25%	02/15/2023	EUR	7,800	8,442,582
Charter Communications Operating LLC	7.00%	01/15/2019		0	440
Charter Communications Operating LLC (i)	5.75%	02/15/2026		1,151	1,162,510
DISH DBS Corp.	5.88%	07/15/2022		461	429,306
UPC Broadband Holdings, B.V. (Netherlands) (i)	7.25%	11/15/2021		2,647	2,838,800
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/2022		212	226,758
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.13%	01/15/2025	GBP	2,366	3,465,436
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	01/15/2025	GBP	5,101	7,663,705
YPSO Holding SA (France) (i)	6.00%	05/15/2022		346	342,540
YPSO Holding SA (France) (i)	4.56%	07/29/2022	EUR	7,250	7,918,510
Ziggo B.V. (Netherlands) (i)	7.13%	05/15/2024	EUR	3,550	4,115,512
					37,139,419

Chemicals & Plastics–0.76%

Chemours Co. (The) (i)	3.75%	05/12/2022		605	459,044
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		6,294	4,594,620
Ineos Holdings Ltd. (i)	6.13%	08/15/2018		370	373,700
MacDermid, Inc. (i)	6.00%	02/01/2023	EUR	1,600	1,500,300
					6,927,664

Conglomerates–0.44%

CeramTec Acquisition Corp. (i)	8.25%	08/15/2021	EUR	3,500	4,013,098

Containers & Glass Products–1.63%

Ardagh Glass Finance PLC (i)	6.25%	01/31/2019		990	993,713
Ardagh Glass Finance PLC (i)	7.00%	11/15/2020		178	178,105
Onex Wizard US Acquisition (i)	7.75%	02/15/2023	EUR	6,950	7,814,663
Reynolds Group Holdings Inc.	5.63%	12/15/2016		1,833	1,828,417
Reynolds Group Holdings Inc.	9.88%	08/15/2019		1,328	1,387,760
Reynolds Group Holdings Inc.	5.75%	10/15/2020		1,563	1,607,936
Reynolds Group Holdings Inc.	6.88%	02/15/2021		1,043	1,083,416
					14,894,010

Electronics & Electrical–1.08%

Blackboard Inc. (i)	4.75%	10/04/2018		2,234	2,010,600
Blue Coat Holdings, Inc. (i)	8.38%	06/01/2023		1,228	1,258,700
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	5,750	6,075,161
Interoute Finco PLC (Luxembourg) (i)(j)	6.25%	10/15/2020	EUR	500	540,821
					9,885,282

Financial Intermediaries–4.82%

Arrow Global Finance (United Kingdom) (i)(j)	5.22%	11/01/2021	EUR	3,750	4,014,757
Cabot Financial S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	8,560	12,577,895
Cabot Financial S.A. (Luxembourg) (i)(j)	5.88%	11/15/2021	EUR	2,000	2,120,495
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	5,225	5,791,886
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	3,750	5,827,756
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	1,250	1,336,800
TMF Group Holdco B.V. (Netherlands) (i)(j)	5.34%	12/01/2018	EUR	3,998	4,289,981
TMF Group Holdco B.V. (Netherlands) (i)	9.88%	12/01/2019	EUR	7,250	8,240,306
					44,199,876

Food & Drug Retailers–0.46%

Adria Group Holding B.V. (Netherlands) (i)(j)	5.25%	08/08/2017	EUR	4,000	4,227,593

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Food Products–0.11%

Chiquita Brands LLC	7.88%	02/01/2021		$203	$215,180
Wagamama Finance PLC (United Kingdom) (i)	7.88%	02/01/2020	GBP	500	805,481
					1,020,661

Forest Products–0.04%

Verso Paper Holdings LLC	11.75%	01/15/2019		1,934	377,130

Health Care–2.83%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.58%	07/15/2019	GBP	4,029	5,691,852
Community Health Systems, Inc.	6.88%	02/01/2022		802	781,950
DaVita HealthCare Partners Inc.	5.13%	07/15/2024		344	343,785
DJO Finance LLC (i)	10.75%	04/15/2020		3,041	2,896,552
DJO Finance LLC (i)	8.13%	06/15/2021		2,702	2,445,310
IDH Finance PLC (United Kingdom) (i)(j)	5.59%	12/01/2018	GBP	2,665	4,023,788
IDH Finance PLC (United Kingdom) (i)	6.00%	12/01/2018	GBP	800	1,217,229
Kinetic Concepts, Inc.	10.50%	11/01/2018		1,619	1,578,525
Tenet Healthcare Corp.	8.00%	08/01/2020		589	600,780
Unilabs SubHolding AB (Sweden) (i)(j)	7.20%	07/15/2018	EUR	1,000	1,057,078
Unilabs SubHolding AB (Sweden) (i)	8.50%	07/15/2018	EUR	4,750	5,270,867
					25,907,716

Industrial Equipment–0.12%

Galapagos Holding S.A. (Luxembourg) (i)(j)	4.71%	06/15/2021	EUR	1,100	1,111,538

Insurance–0.62%

Domestic & General Group Ltd. (United Kingdom) (i)(j)	5.57%	11/15/2019	GBP	3,750	5,675,546

Leisure Goods, Activities & Movies–2.17%

Carmike Cinemas, Inc. (i)	6.00%	06/15/2023		611	632,385
Corleone Capital Ltd. (United Kingdom) (i)	9.00%	08/01/2018	GBP	6,687	10,524,290
Sabre, Inc. (i)	5.25%	11/15/2023		210	207,900
Vue Entertainment Investment Ltd. (United Kingdom) (i)(j)	5.20%	07/15/2020	EUR	3,492	3,697,773
Vue Entertainment Investment Ltd. (United Kingdom) (i)	7.88%	07/15/2020	GBP	3,000	4,806,338
					19,868,686

Lodging & Casinos–0.07%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		611	604,890

Nonferrous Metals & Minerals–0.54%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		6,200	4,960,000

Oil & Gas–0.44%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		4,342	3,071,965
FTS International, Inc. (i)(j)	7.84%	06/15/2020		1,207	899,215
Seventy Seven Operating LLC	6.50%	07/15/2022		126	21,578
					3,992,758

Radio & Television–0.12%

Sinclair Television Group, Inc.	6.38%	11/01/2021		740	769,600
Univision Communications Inc. (i)	6.75%	09/15/2022		279	290,160
					1,059,760

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–2.69%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		$734	$510,130
Guitar Center, Inc. (i)	6.50%	04/15/2019		922	835,563
Matalan (United Kingdom) (i)	6.88%	06/01/2019	GBP	5,903	7,612,492
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	8,000	12,056,322
Targus Group International, Inc., PIK (Acquired 12/16/09-12/14/14; Cost $5,836,133) (f)(i)(k)(l)	10.00%	06/14/2019		2,477	0
Twin Set - Simona Barbieri S.p.A. (Italy) (i)(j)	5.83%	07/15/2019	EUR	3,610	3,652,043
					24,666,550

Steel–0.02%

Fortescue Metals Group Ltd. (i)	9.75%	03/01/2022		172	166,410

Telecommunications–2.12%

Frontier Communications Corp. (i)	10.50%	09/15/2022		574	570,413
Goodman Networks Inc.	12.13%	07/01/2018		4,887	1,441,665
SoftBank Group Corp. (Japan) (i)	4.75%	07/30/2025	EUR	3,167	3,319,726
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.00%	04/23/2021	EUR	7,975	8,557,640
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		500	483,125
Windstream Corp.	7.50%	06/01/2022		2,709	2,099,475
Windstream Corp.	6.38%	08/01/2023		20	14,900
Zayo Group, LLC	6.38%	05/15/2025		3,055	2,925,162
					19,412,106

Utilities–0.26%

Calpine Corp. (i)	6.00%	01/15/2022		430	449,350
Calpine Corp. (i)	7.88%	01/15/2023		0	157
NRG Energy Inc.	6.63%	03/15/2023		1,103	1,031,305
NRG Energy Inc.	6.25%	07/15/2022		958	890,940
					2,371,752
Total Bonds and Notes					260,668,517

Structured Products–7.99%

Apidos Cinco CDO (i)(j)	4.61%	05/14/2020		930	929,625
Apidos CLO IX (i)(j)	6.42%	07/15/2023		2,609	2,533,566
Apidos CLO X (i)(j)	6.57%	10/30/2022		3,499	3,446,812
Apidos CLO XI (i)(j)	5.57%	01/07/2023		2,756	2,397,108
Apidos CLO XV (i)(j)	5.07%	10/20/2025		1,000	837,046
Apidos Quattro CDO (i)(j)	3.92%	01/20/2019		421	419,573
Ares XI CLO Ltd (i)(j)	6.32%	10/11/2021		602	603,858
Atrium X LLC (i)(j)	4.82%	07/16/2025		750	638,519
Babson CLO Ltd. 2013-II (i)(j)	4.79%	01/18/2025		2,365	1,895,510
Babson Euro CLO 2014-1 B.V. (Netherlands) (i)(j)	4.55%	04/15/2027	EUR	2,000	1,916,127
Carlyle Global Market Strategies CLO 2012-2 (i)(j)	6.42%	07/20/2023		2,174	2,126,415
Carlyle Global Market Strategies CLO 2012-3 (i)(j)	6.42%	07/20/2023		623	590,851
Carlyle Global Market Strategies CLO 2013-1 (i)(j)	5.86%	04/14/2025		1,200	1,078,896
Carlyle High Yield Partners X, Ltd. (i)(j)	3.52%	04/19/2022		504	482,995
Centurion CDO 15 Ltd. (i)(j)	2.58%	03/11/2021		2,750	2,674,081
Dryden XI-Leveraged Loan CDO 2006 (i)(j)	4.22%	04/12/2020		427	422,101
Duane Street CLO 2007-4 (i)(j)	4.61%	11/14/2021		407	405,488
Euro Galaxy 2013-3 (Netherlands) (i)(j)	5.15%	01/15/2027	EUR	1,579	1,559,109
Flagship CLO VI (i)(j)	5.08%	06/10/2021		3,085	3,084,972
Flagship CLO VI (i)(j)	5.08%	06/10/2021		922	922,420
Gallatin Funding Ltd. (i)(j)	5.99%	07/15/2023		1,838	1,839,608
Halcyon Loan Investors CLO II, Ltd. (i)(j)	3.92%	04/24/2021		2,121	2,063,341
ING Investment Management CLO 2012-4, Ltd. (i)(j)	6.07%	10/15/2023		4,765	4,573,457
ING Investment Management CLO 2013-3, Ltd. (i)(j)	4.82%	01/18/2026		1,573	1,282,387
ING Investment Management CLO III, Ltd. (i)(j)	3.82%	12/13/2020		1,842	1,812,694
ING Investment Management CLO IV, Ltd. (i)(j)	4.54%	06/14/2022		395	391,022

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Structured Products–(continued)

Inwood Park CDO Ltd. (i)(j)	3.79%	01/20/2021		$1,000	$986,827
Keuka Park CLO 2013-1 (i)(j)	4.79%	10/21/2024		328	271,294
KKR Financial CLO 2012-1, Ltd. (i)(j)	5.84%	12/15/2024		4,900	4,672,175
Madison Park Funding II, Ltd. (i)(j)	5.08%	03/25/2020		500	505,778
Madison Park Funding IX, Ltd. (i)(j)	5.54%	01/20/2025		450	419,356
Madison Park Funding X, Ltd. (i)(j)	5.61%	08/15/2022		1,185	1,120,839
Madison Park Funding XIV, Ltd. (i)(j)	5.04%	07/20/2026		750	638,186
Madison Park Funding XIV, Ltd. (i)(j)	5.69%	07/20/2026		1,000	832,265
Magnetite CLO Ltd. (i)(j)	5.89%	09/15/2023		1,217	1,183,083
Maps CLO Fund LLC (i)(j)	4.57%	07/20/2022		1,002	982,225
Northwoods Capital X Ltd. (i)(j)	3.93%	11/04/2025		692	632,680
Octagon Investment Partners XIV Ltd. (i)(j)	5.57%	01/15/2024		1,146	1,026,955
Octagon Investment Partners XIX Ltd. (i)(j)	5.17%	04/15/2026		1,639	1,368,122
Octagon Investment Partners XVIII Ltd. (i)(j)	5.61%	12/16/2024		2,365	2,031,400
Pacifica CDO VI, Ltd. (i)(j)	4.11%	08/15/2021		1,538	1,434,546
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.27%	07/25/2026		1,000	821,643
Sierra CLO II Ltd. (j)	3.82%	01/22/2021		1,696	1,702,664
Silverado CLO 2006-II Ltd. (i)(j)	4.07%	10/16/2020		2,050	1,971,913
Slater Mill Loan Fund, LP (i)(j)	5.86%	08/17/2022		3,076	2,999,912
St. James River CLO Ltd. 2007-1 (i)(j)	4.63%	06/11/2021		294	291,005
St. Paul’s IV CLO (Ireland) (i)(j)	4.74%	04/25/2028	EUR	1,000	972,162
St. Paul’s IV CLO (Ireland) (i)(j)	5.94%	04/25/2028	EUR	500	471,576
Symphony CLO VIII, Ltd. (i)(j)	5.54%	01/17/2025		3,116	3,106,428
Symphony CLO XI, Ltd. (i)(j)	6.28%	01/09/2023		1,030	911,110
TriMaran CLO Ltd. (i)(j)	3.74%	06/15/2021		926	900,387
Total Structured Products					73,182,112

				Shares

Common Stocks & Other Equity Interests–5.29%

Aerospace & Defense–0.03%

IAP Worldwide Services (i)(m)				221	275,782

Building & Development–0.72%

Axia Acquisition Corp. (Acquired 03/19/10; Cost $1,404,030) (i)(m)				101	745,150
Building Materials Holding Corp. (i)(m)				512,204	4,609,836
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $24,140,508) (i)(m)				2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/10; Cost $285,788) (i)(m)				28	0
Newhall Holding Co., LLC Class A (i)(m)				237,569	837,431
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (i)(m)				10,076	0
WCI Communities, Inc. (m)				18,849	456,334
					6,648,751

Chemicals & Plastics–0.00%

LyondellBasell Industries N.V., Class A (l)				344	32,962

Conglomerates–0.02%

Euramax International, Inc. (i)(m)				1,870	186,980

Drugs–0.00%

BPA Laboratories, Class A Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(m)				4,658	0
BPA Laboratories, Class B Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (i)(m)				7,468	0
					0

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(m)	2,144	$21,440
RJO Holdings Corp., Class A (i)(m)	1,142	571
RJO Holdings Corp., Class B (i)(m)	3,333	1,667
		23,678
Leisure Goods, Activities & Movies–1.27%

Metro-Goldwyn-Mayer Inc., Class A (i)(m)	150,602	11,621,504

Lodging & Casinos–0.22%

Twin River Worldwide Holdings, Inc. (i)(m)	41,966	1,976,599

Nonferrous Metals & Minerals–0.00%

Levantina Group (Spain) (Acquired 04/29/14-06/24/15; Cost $0) (i)(m)	36,932	0

Publishing–0.85%

Affiliated Media, Inc. (i)(m)	87,369	2,839,486
Merrill Communications LLC, Class A (i)(m)	602,134	3,913,871
Tribune Media Co., Class A (n)	24,258	946,305
Tribune Publishing Co. (l)	6,064	61,731
		7,761,393

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (i)(k)(m)	62,413	0

Surface Transport–2.18%

Nobina Europe AB (Sweden) (m)	4,969,706	19,943,098

Utilities–0.00%

Bicent Power, LLC, Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (i)(m)	2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0) (i)(m)	3,283	0
		0
Total Common Stocks & Other Equity Interests		48,470,747

Preferred Stocks–0.01%

Building & Development–0.00%

Tamarack Resort LLC, Class B (Acquired 03/07/14; Cost $42,952) (i)(m)	182	29,666
United Subcontractors, Inc. (Acquired 08/02/13; Cost $0) (i)(m)	3	53
		29,719

Financial Intermediaries–0.01%

RTS Investor Corp. (i)(m)	649	42,179
Total Preferred Stocks		71,898

Money Market Funds–5.88%

Liquid Assets Portfolio, Institutional Class, 0.17% (o)	26,944,788	26,944,788
Premier Portfolio, Institutional Class, 0.13% (o)	26,944,789	26,944,789
Total Money Market Funds		53,889,577
TOTAL INVESTMENTS(p)–155.19% (Cost $1,548,872,291)		1,421,567,546
OTHER ASSETS LESS LIABILITIES–(7.15)%		(65,532,964)
BORROWINGS–(34.39)%		(315,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.65)%		(125,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$916,034,582

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
EUR	—Euro
GBP	—British Pound
Jr.	—Junior
LOC	—Letter of Credit
NOK	—Norwegian Krone
PIK	—Payment in Kind
SEK	—Swedish Krona
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This floating rate interest will settle after November 30, 2015, at which time the interest rate will be determined.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan	—%	5.00%
Magnolia (BC) Luxco S.C.A., Term Loan	—	10.00
Tamarack Resort LLC, Term Loan A	8.00	8.00
Tamarack Resort LLC, Term Loan B	—	6.50
Targus Group International, Inc.	0.00	10.00
Viridian Group Holdings Ltd., Term Loan A	—	13.50

(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2015 represented less than 1% of the Fund’s Net Assets.

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $328,832,156, which represented 35.90% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(k)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2015 was $0, which represented less than 1% of the Fund’s Net Assets. See Note 4.

(l)	Security acquired through the restructuring of senior loans.

(m)	Non-income producing securities acquired through the restructuring of senior loans.

(n)	Security acquired as part of a bankruptcy restructuring.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Dynamic Credit Opportunities Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held.

Invesco Dynamic Credit Opportunities Fund

E.	Foreign Currency Translations – (continued)

The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
J.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

Invesco Dynamic Credit Opportunities Fund

J.	Other Risks – (continued)

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2015, there were transfers from level 2 to level 3 of $10,880,388, due to third party vendor quotations utilizing single market quotes, from level 3 to level 2 of $17,805,430, due to third-party vendor quotations utilizing more than one market quote, and from level 3 to level 1 of $2,839,486, due to securities trading on an exchange.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$850,047,115	$135,237,580	$985,284,695
Bonds & Notes	—	245,035,495	15,633,022	260,668,517
Structured Products	—	73,182,112	—	73,182,112
Equity Securities	78,169,493	22,959,241	1,303,488	102,432,222
	78,169,493	1,191,223,963	152,174,090	1,421,567,546
Forward Foreign Currency Contracts*	—	5,188,955	—	5,188,955
Total Investments	$78,169,493	$1,196,412,918	$152,174,090	$1,426,756,501
*	Unrealized appreciation.

Invesco Dynamic Credit Opportunities Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2015:

	Beginning Balance, as of February 28, 2015	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2015
Variable Rate Senior Loan Interests	$106,172,047	$70,618,984	$(33,626,010)	$373,807	$(2,627,920)	$1,438,694	$10,693,408	$(17,805,430)	$135,237,580
Bonds & Notes	5,506,850	16,515,066	(5,515,680)	38,983	1,086,581	(1,998,778)	—	—	15,633,022
Equity Securities	4,022,743	—	(144,533)	—	(3,410,515)	3,488,299	186,980	(2,839,486)	1,303,488
Total	$115,701,640	$87,134,050	$(39,286,223)	$412,790	$(4,951,854)	$(2,928,215)	$10,880,388	$(20,644,916)	$152,174,090

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of November 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$5,198,433	$(9,478)

Effect of Derivative Investments for the nine months ended November 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency Risk	$20,555,440
Change in Net Unrealized Appreciation (Depreciation):
Currency Risk	(1,923,016)
Total	$18,632,424

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$417,114,454

Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/15	Citibank, N.A.	EUR	101,000,000	USD	108,472,485	$ 106,746,308	$ 1,726,177
12/15/15	Citibank, N.A.	GBP	47,500,000	USD	72,273,625	71,540,101	733,524
12/15/15	Citibank, N.A.	SEK	100,646,250	USD	11,583,380	11,544,170	39,210
12/15/15	Goldman Sachs & Co.	EUR	108,500,000	USD	116,520,516	114,673,014	1,847,502
12/15/15	Goldman Sachs & Co.	GBP	52,500,000	USD	79,887,990	79,070,638	817,352
12/15/15	Goldman Sachs & Co.	NOK	33,250,000	USD	3,815,732	3,825,210	(9,478)
12/15/15	Goldman Sachs & Co.	SEK	97,500,000	USD	11,217,962	11,183,294	34,668
Total Forward Foreign Currency Contracts—Currency Risk							$ 5,188,955

Currency Abbreviations:

EUR	— Euro
GBP	— British Pound Sterling
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/15	Interest / Dividend Income
Targus International Inc. – Notes	$152,604	$—	$—	$(152,604)	$—	$0	$185,801
Targus International Inc. – Common Shares	0	—	—	—	—	0	—
Total	$152,604	$—	$—	$(152,604)	$—	$0	$185,801

Invesco Dynamic Credit Opportunities Fund

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of November 30, 2015. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*	Value
ABG Intermediate Holdings 2 LLC	Delayed Draw Term Loan	$199,026	$197,409
ABG Intermediate Holdings 2 LLC	Second Lien Delayed Draw Term Loan	59,441	59,219
Cequel Communications, LLC	Revolver Loan	5,674,555	5,163,845
David’s Bridal, Inc.	Revolver Loan	1,806,250	1,643,688
Delta Air Lines, Inc.	Revolver Loan	1,032,274	1,014,209
Equinox Holdings, Inc.	Revolver Loan	1,047,281	942,553
Frontier Communications Corp.	Delayed Draw Term Loan	3,512,922	3,315,320
Getty Images, Inc.	Revolver Loan	4,195,778	3,251,728
Hearthside Group Holdings, LLC	Revolver Loan	1,123,159	1,099,213
IAP Worldwide Services	Revolver Loan	1,695,000	1,694,264
Kenan Advantage Group, Inc.	Delayed Draw Term Loan	53,284	53,084
Klockner Pentaplast of America, Inc.	Revolver Loan	EUR 5,000,000	5,265,210
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	57,342	43,293
Midas Intermediate Holdco II, LLC	Delayed Draw Term Loan	106,142	105,413
Post Holdings, Inc.	Revolver Loan	2,282,597	2,277,405
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,609,778
Thom Europe S.A.S.	Revolver Loan	EUR 7,000,000	7,395,848
Tunstall Group Finance Ltd.	Acquisition Facility Loan	GBP 4,000,000	5,437,017
			$56,568,496
*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR	— Euro
GBP	— British Pound Sterling

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2015 was $1,003,192,304 and $1,077,111,977, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,531,514
Aggregate unrealized (depreciation) of investment securities	(177,321,545)
Net unrealized appreciation (depreciation) of investment securities	$(133,790,031)
Cost of investments for tax purposes is $1,555,357,577.

Invesco Dynamic Credit Opportunities Fund

NOTE 7 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,195,778	$3,251,728
Citibank, N.A.	17,777,778	17,609,778
Goldman Sachs Lending Partners LLC	4,130,991	3,959,443
Total		$24,820,949

Invesco Dynamic Credit Opportunities Fund

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Dynamic Credit Opportunities Fund

By:	/s/ Philip Taylor
Philip Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip Taylor
Philip Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.